Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Schedule of components of income taxes

Skr mn	2025	2024	2023
Income tax
Adjustment previous year	0	—	—
Current tax	-307	-436	-323
Deferred tax	-2	-2	-1
Total income tax	-309	-438	-324

Income tax related to other comprehensive income
Tax on items to be reclassified to profit or loss
Deferred tax	0	-12	-13
Tax on items not to be reclassified to profit or loss
Current tax	-3	-66	5
Deferred tax	2	2	1
Income tax related to other comprehensive income	-1	-76	-7

Reconciliation of effective tax rate
The Swedish corporate tax rate (percent)	20.6	20.6	20.6
Profit before taxes	1,491	2,121	1,568
National tax based on profit before taxes	-308	-437	-323
Tax effects of:
Tax adjustments	-1	-1	-1
Other	0	—	—
Total tax	-309	-438	-324
Effective tax expense (percent)	20.7	20.7	20.7

Schedule of income tax related to other comprehensive income

Skr mn	2025	2024	2023
Income tax
Adjustment previous year	0	—	—
Current tax	-307	-436	-323
Deferred tax	-2	-2	-1
Total income tax	-309	-438	-324

Income tax related to other comprehensive income
Tax on items to be reclassified to profit or loss
Deferred tax	0	-12	-13
Tax on items not to be reclassified to profit or loss
Current tax	-3	-66	5
Deferred tax	2	2	1
Income tax related to other comprehensive income	-1	-76	-7

Reconciliation of effective tax rate
The Swedish corporate tax rate (percent)	20.6	20.6	20.6
Profit before taxes	1,491	2,121	1,568
National tax based on profit before taxes	-308	-437	-323
Tax effects of:
Tax adjustments	-1	-1	-1
Other	0	—	—
Total tax	-309	-438	-324
Effective tax expense (percent)	20.7	20.7	20.7

Schedule of reconciliation of effective tax rate

Skr mn	2025	2024	2023
Income tax
Adjustment previous year	0	—	—
Current tax	-307	-436	-323
Deferred tax	-2	-2	-1
Total income tax	-309	-438	-324

Income tax related to other comprehensive income
Tax on items to be reclassified to profit or loss
Deferred tax	0	-12	-13
Tax on items not to be reclassified to profit or loss
Current tax	-3	-66	5
Deferred tax	2	2	1
Income tax related to other comprehensive income	-1	-76	-7

Reconciliation of effective tax rate
The Swedish corporate tax rate (percent)	20.6	20.6	20.6
Profit before taxes	1,491	2,121	1,568
National tax based on profit before taxes	-308	-437	-323
Tax effects of:
Tax adjustments	-1	-1	-1
Other	0	—	—
Total tax	-309	-438	-324
Effective tax expense (percent)	20.7	20.7	20.7

Schedule of deferred taxes
Deferred taxes

Skr mn	2025	2024
Deferred tax assets concerning:
Temporary differences, related to pensions	0	0
Temporary differences, related to cash flow hedges	—	1
Temporary differences, related to lease liabilities	18	20
Offset deferred tax liability temporary differences related to right-of-use assets	-18	-20
Total deferred tax assets	0	1
No deductible loss to carry forward existed as of December 31, 2025, or December 31, 2024.

Schedule of changes in deferred taxes	Change in deferred taxes

Skr mn	2025	2024
Opening balance	1	13
Change through profit or loss	-2	-2
Change in other comprehensive income	1	-10
Closing balance	0	1